Reinsurance Balances Recoverable on Paid and Unpaid Losses	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Reinsurance Balances Recoverable on Paid and Unpaid Losses	8. REINSURANCE BALANCES RECOVERABLE ON PAID AND UNPAID LOSSES
The following tables provide the total reinsurance balances recoverable on paid and unpaid losses.

	December 31, 2020
	Run-off	Legacy Underwriting	Corporate & Other	Total
Recoverable from reinsurers on unpaid:
Outstanding losses	$938,231	$263,638	$—	$1,201,869
IBNR	508,082	139,761	—	647,843
ULAE	16,688	—	—	16,688
Fair value adjustments - acquired companies	—	—	(15,353)	(15,353)
Fair value adjustments - fair value option	—	—	(21,427)	(21,427)
Total reinsurance reserves recoverable	1,463,001	403,399	(36,780)	1,829,620
Paid losses recoverable	172,309	87,234	—	259,543
Total	$1,635,310	$490,633	$(36,780)	$2,089,163

Reconciliation to Consolidated Balance Sheet:
Reinsurance balances recoverable on paid and unpaid losses	$1,093,053	$490,633	$(15,353)	$1,568,333
Reinsurance balances recoverable on paid and unpaid losses - fair value option	542,257	—	(21,427)	520,830
Total	$1,635,310	$490,633	$(36,780)	$2,089,163

	December 31, 2019
	Run-off	Legacy Underwriting	Corporate & Other	Total
Recoverable from reinsurers on unpaid:
Outstanding losses	$972,293	$273,142	$—	$1,245,435
IBNR	673,059	112,471	—	785,530
Fair value adjustments - acquired companies	—	—	(15,255)	(15,255)
Fair value adjustments - fair value option	—	—	(88,086)	(88,086)
Total reinsurance reserves recoverable	1,645,352	385,613	(103,341)	1,927,624
Paid losses recoverable	181,375	72,135	—	253,510
Total	$1,826,727	$457,748	$(103,341)	$2,181,134

Reconciliation to Consolidated Balance Sheet:
Reinsurance balances recoverable on paid and unpaid losses	$1,043,123	$457,748	$(15,255)	$1,485,616
Reinsurance balances recoverable on paid and unpaid losses - fair value option	783,604	—	(88,086)	695,518
Total	$1,826,727	$457,748	$(103,341)	$2,181,134
Our (re)insurance Run-off subsidiaries and assumed portfolios, prior to acquisition, used retrocessional agreements to reduce the exposure to the risk of (re)insurance assumed. On an annual basis, included within the Legacy Underwriting segment, both Atrium (classified as held-for-sale as of December 31, 2020) and StarStone purchased a tailored outwards reinsurance program designed to manage their risk profiles. The majority of Atrium’s and StarStone's third-party reinsurance is with highly rated reinsurers or is collateralized by pledged assets or letters of credit.
The fair value adjustments, determined on acquisition of (re)insurance subsidiaries, are based on the estimated timing of loss and LAE recoveries and an assumed interest rate equivalent to a risk free rate for securities with similar duration to the acquired reinsurance balances recoverable on paid and unpaid losses plus a spread for credit risk, and are amortized over the estimated recovery period, as adjusted for accelerations in timing of payments as a result of commutation settlements. The determination of the fair value adjustments on the retroactive reinsurance contracts for which we have elected the fair value option is described in Note 12 - "Fair Value Measurements".
As of December 31, 2020 and 2019, we had reinsurance balances recoverable on paid and unpaid losses of $2.1 billion and $2.2 billion, respectively. The decrease of $92.0 million was primarily due to the Hannover Re transaction, cash collections and the classification of Atrium as held-for-sale at December 31, 2020, partially offset by increases due to the retrocession to Enhanzed Re as discussed in Note 21 - "Related Party Transactions"
Top Ten Reinsurers

	December 31, 2020
	Run-Off	Legacy Underwriting	Corporate & Other	Total	% of Total
Top 10 reinsurers	$1,036,676	$327,917	$—	$1,364,593	65.3%
Other reinsurers > $1 million	574,869	159,513	(36,780)	697,602	33.4%
Other reinsurers < $1 million	23,765	3,203	—	26,968	1.3%
Total	$1,635,310	$490,633	$(36,780)	$2,089,163	100.0%

	December 31, 2019
	Run-Off	Legacy Underwriting	Corporate & Other	Total	% of Total
Top 10 reinsurers	$1,154,110	$317,494	$—	$1,471,604	67.4%
Other reinsurers > $1 million	653,374	138,699	(103,341)	688,732	31.6%
Other reinsurers < $1 million	19,243	1,555	—	20,798	1.0%
Total	$1,826,727	$457,748	$(103,341)	$2,181,134	100.0%

	December 31, 2020	December 31, 2019
Information regarding top ten reinsurers:
Number of top 10 reinsurers rated A- or better	7	8
Number of top 10 non-rated reinsurers (1)	3	2

Reinsurers rated A- or better in top 10	$863,819	$1,199,479
Non-rated reinsurers in top 10 (1)	500,774	272,125
Total top 10 reinsurance recoverables	$1,364,593	$1,471,604

Single reinsurers that represent 10% or more of total reinsurance balance recoverables as of December 31, 2020 and 2019:

Hannover Ruck SE (2)	$—	$259,077
Lloyd's Syndicates (3)	$331,118	$396,246
Michigan Catastrophic Claims Association(4)	$229,374	$—
(1) The reinsurance balances recoverable from the three and two non-rated top 10 reinsurers as of December 31, 2020 and 2019, respectively, was comprised of:
•$229.4 million and $190.8 million as of December 31, 2020 and December 31, 2019 respectively, due from a U.S. state backed reinsurer that is supported by assessments on active auto writers operating within the state;
•$73.8 million and $81.4 million as of December 31, 2020 and December 31, 2019 respectively, due from a reinsurer who has provided us with security in the form of pledged assets in trust for the full amount of the recoverable balance; and
•$208.4 million as of December 31, 2020 due from Enhanzed Re, an equity method investee to whom some of our subsidiaries have retroceded their exposures through quota share reinsurance agreements as discussed in Note 21 - "Related Party Transactions". These quota share reinsurance agreements are written on a funds withheld basis with our subsidiaries retaining the retrocession premium consideration, to secure the full amount of the recoverable balances due from Enhanzed Re.
(2) Hannover Ruck SE is rated AA- by Standard & Poor’s and A+ by A.M. Best. The transaction described in Note 4 - "Significant New Business" had the effect of reducing the balances due from this reinsurer to below 10% of the total reinsurance balances recoverable as of December 31, 2020.
(3) Lloyd's Syndicates are rated A+ by Standard & Poor's and A by A.M. Best.
(4) U.S. state backed reinsurer that is supported by assessments on active auto writers operating within the state.
Allowance for Estimated Uncollectible Reinsurance Balances Recoverable on Paid and Unpaid Losses
We evaluate and monitor the credit risk related to our reinsurers, and an allowance for estimated uncollectible reinsurance balances recoverable on paid and unpaid losses ("allowance for estimated uncollectible reinsurance") is established for amounts considered potentially uncollectible.
With respect to our process for determining the allowances for estimated uncollectible reinsurance, we adopted ASU 2016-13 and the related amendments on January 1, 2020 and recorded a cumulative effect adjustment of $0.2 million to increase the opening retained earnings on the initial adoption of the guidance. Our allowance for estimated uncollectible reinsurance is derived based on various data sources, multiple key inputs and forecast scenarios. These include the duration of the collection period, credit quality, changes in reinsurer credit standing, default rates specific to the individual reinsurer, the geographical location of the reinsurer, contractual disputes with reinsurers over individual contentious claims, contract language or coverage issues, industry analyst reports and consensus economic forecasts.
To determine the allowance for estimated uncollectible reinsurance, we use the PD and LGD methodology whereby each reinsurer is allocated an appropriate PD percentage based on the expected payout duration by portfolio. This PD percentage is then multiplied by an appropriate LGD percentage to arrive at an overall credit allowance percentage which is then applied to the reinsurance balance recoverable for each reinsurer, net of any specific bad debt provisions, collateral or other contract related offsets, to arrive at the overall allowance for estimated uncollectible reinsurance by reinsurer.
The following tables show our gross and net balances recoverable from our reinsurers as well as the related allowance for estimated uncollectible reinsurance broken down by the credit ratings of our reinsurers. The majority of the allowance for estimated uncollectible reinsurance relates to the Run-off segment.

	December 31, 2020
	Gross	Allowance for estimated uncollectible reinsurance	Net	Provisions as a % of Gross
Reinsurers rated A- or above	$1,464,529	$60,801	$1,403,728	4.2%
Reinsurers rated below A-, secured	608,999	—	608,999	—%
Reinsurers rated below A-, unsecured	152,757	76,321	76,436	50.0%
Total	$2,226,285	$137,122	$2,089,163	6.2%

	December 31, 2019
	Gross	Allowance for estimated uncollectible reinsurance	Net	Provisions as a % of Gross
Reinsurers rated A- or above	$1,731,270	$43,427	$1,687,843	2.5%
Reinsurers rated below A-, secured	463,840	—	463,840	—%
Reinsurers rated below A-, unsecured	133,663	104,212	29,451	78.0%
Total	$2,328,773	$147,639	$2,181,134	6.3%
The table below provides a reconciliation of the beginning and ending allowance for estimated uncollectible reinsurance balances for the years ended December 31, 2020 and 2019:

	2020	2019
Allowance for estimated uncollectible reinsurance, beginning of year	$147,639	$156,732
Cumulative effect of change in accounting principle	(195)	—
Effect of exchange rate movement	700	(887)
Current period change in the allowance	(381)	2,077
Write-offs charged against the allowance	(9,625)	(9,871)
Recoveries collected	(1,016)	(412)
Allowance for estimated uncollectible reinsurance, end of year	$137,122	$147,639
We consider a reinsurance recoverable asset to be past due when it is 90 days past due and record a credit allowance when there is reasonable uncertainty about the collectability of a disputed amount during the reporting period. We did not have significant past due balances older than one year for any of the periods presented.
13. PREMIUMS WRITTEN AND EARNED
The following tables provide a summary of net premiums written and earned for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Premiums Written	Premiums Earned	Premiums Written	Premiums Earned	Premiums Written	Premiums Earned
Run-off
Gross	$5,191	$71,522	$(25,069)	$197,009	$(8,910)	$25,230
Ceded	(2,204)	(12,827)	(269)	(28,513)	(307)	(15,803)
Net	$2,987	$58,695	$(25,338)	$168,496	$(9,217)	$9,427
Legacy Underwriting
Gross	$546,792	$658,396	$683,722	$752,521	$826,442	$836,883
Ceded	(116,955)	(144,999)	(113,331)	(116,970)	(162,878)	(150,531)
Net	$429,837	$513,397	$570,391	$635,551	$663,564	$686,352
Total
Gross	$551,983	$729,918	$658,653	$949,530	$817,532	$862,113
Ceded	(119,159)	(157,826)	(113,600)	(145,483)	(163,185)	(166,334)
Net	$432,824	$572,092	$545,053	$804,047	$654,347	$695,779
Gross premiums written for the year ended December 31, 2020 decreased by $106.7 million primarily due to StarStone International being placed into an orderly run-off, whereas gross premiums written for the year ended December 31, 2019 decreased by $158.9 million primarily due to StarStone's strategy to exit certain lines of business.